Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2016, 2015 and 2014 follows:

(dollars in thousands,
except per share data)
	2016	2015	2014
For the years ended
December 31:
Net income	$42,601	42,238	44,193
Less: Net income allocated to participating securities	-	-	43
Net income allocated to common shareholders	$42,601	42,238	44,150
Weighted average common shares outstanding including participating securities	95,548	95,103	94,721
Less: Participating securities	-	-	93
Weighted average common shares	95,548	95,103	94,628
Effect of Dilutive Securities:
Stock Options	100	110	125
Weighted average common shares including potential dilutive shares	95,648	95,213	94,753

Basic EPS	$0.446	0.444	0.467
Diluted EPS	$0.445	0.444	0.466